Other Operating Expense - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Transportation equipment | Natural gas
Property, Plant and Equipment [Line Items]
Loss on contract termination		$ 126
Transportation equipment | Oil
Property, Plant and Equipment [Line Items]
Loss on contract termination		$ 290
Wildhorse resource development corporation
Property, Plant and Equipment [Line Items]
Business acquisition transaction costs	$ 37
Severance costs	$ 38